Income Taxes - Additional Information (Details) - Athena Technology Solutions Holdings, LLC [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Income Tax Expense (Benefit)	$ 0	$ 40	$ 171	$ 363
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%
Income Tax Paid, State and Local, after Refund Received			$ (83)	$ 67
Deferred Tax Assets, Valuation Allowance			2,907	$ 2,431	$ 1,631
State and Local Jurisdiction [Member] | Expiring Carryforwards [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards			406
State and Local Jurisdiction [Member] | Indefinite Carryforwards [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards			3,545
Tax Credit Carryforward, Amount			90
Foreign Tax Jurisdiction [Member] | Expiring Carryforwards [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards			158
Domestic Tax Jurisdiction [Member] | Indefinite Carryforwards [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards			$ 5,365